Financial Assets and Other Non-current Assets - Movement in Non-current Financial Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	€ 6,639
Non-current financial assets, ending balance	6,361	€ 6,639
Investments
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	457	600
Acquisitions	9	10
Disposals	(41)	(13)
Translation differences	0	(3)
Fair value adjustments and financial updates	56	(137)
Transfers and other	(2)	0
Non-current financial assets, ending balance	479	457
Long-term receivables for indirect taxes
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	187	188
Acquisitions	197	285
Disposals	(76)	(8)
Translation differences	(2)	(55)
Fair value adjustments and financial updates	0	4
Transfers and other	(7)	(227)
Non-current financial assets, ending balance	299	187
Other long-term credits
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	252	353
Acquisitions	686	40
Disposals	(6)	(24)
Translation differences	(9)	(22)
Fair value adjustments and financial updates	14	(4)
Transfers and other	(47)	(91)
Non-current financial assets, ending balance	890	252
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	1,633	1,285
Acquisitions	195	52
Disposals	(30)	(159)
Translation differences	9	(219)
Fair value adjustments and financial updates	8	12
Transfers and other	(561)	662
Non-current financial assets, ending balance	1,254	1,633
Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	551	719
Acquisitions	540	666
Disposals	(272)	(233)
Translation differences	0	(66)
Fair value adjustments and financial updates	(2)	2
Transfers and other	(65)	(537)
Non-current financial assets, ending balance	752	551
Receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	15	12
Acquisitions	11	10
Disposals	0	0
Translation differences	0	(1)
Fair value adjustments and financial updates	0	0
Transfers and other	1	(6)
Non-current financial assets, ending balance	27	15
Impairment of trade receivables
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	(122)	(154)
Acquisitions	(6)	(23)
Disposals	45	16
Translation differences	(2)	24
Fair value adjustments and financial updates	0	0
Transfers and other	(27)	15
Non-current financial assets, ending balance	€ (112)	€ (122)